Equity, Angra Put Option Rights (Details) - BRL (R$) R$ in Thousands		6 Months Ended	12 Months Ended
	Mar. 06, 2018	Jun. 30, 2018	Dec. 31, 2011	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liability at fair value against equity reserve		R$ 1,793,510		R$ 1,708,558
Angra Put Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of diluted holding to exercise the put options			5.00%
Option exercise payment period		6 months
Interest rate per year for exercise of shares			9.50%
Price for exercisable of shares held by Angra	R$ 37,606
Liability at fair value against equity reserve		R$ 40,266		R$ 37,884